Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12.       Related Party Transactions

Holding and Corporation were party to the Consulting Agreement with CD&R, pursuant to which CD&R provided the Company and its subsidiaries with financial, investment banking, management, advisory and other services in exchange for an annual fee of $5.0 million. The Company expensed $20.6 million and $23.1 million for the three and nine months ended September 30, 2013, respectively, and $1.3 million and $3.8 million for the three and nine months ended September 30, 2012, respectively, in respect of this fee.  During the quarter ended September 30, 2013, the Company made a $20.0 million payment to CD&R with proceeds received from the initial public offering of Common Stock of Holding to terminate the Consulting Agreement.

On April 1, 2013, Corporation declared and paid a dividend to Parent which in turn paid a dividend to Holding in the amount of $20.8 million.  These funds were used by Holding to pay interest due on Holding’s Senior PIK Toggle Notes due 2017.

During the quarter ended September 30, 2013, Holding made an $86.1 million distribution to Corporation with proceeds received from the initial public offering of Common Stock of Holding to pay off debt and for other general corporate purposes.

14. Related Party Transactions

          Upon completion of the Merger, the Company entered into a consulting agreement with CD&R, dated May 25, 2011 (the "Consulting Agreement"), pursuant to which CD&R will provide Holding and its subsidiaries with financial, investment banking, management, advisory and other services. Pursuant to the consulting agreement, Holding, or one or more of its subsidiaries, will pay CD&R an annual fee of $5.0 million, plus expenses. CD&R may also charge a transaction fee for certain types of transactions completed by Holding or one or more of its subsidiaries, plus expenses. The Company expensed $5.0 million and $3.0 million of this fee during the year ended December 31, 2012 and the period from May 25, 2011 through December 31, 2011, respectively.

          Pursuant to the Consulting Agreement, CD&R received a transaction fee of $40.0 million and $2.6 million for out-of-pocket and consulting expenses to third-parties CD&R paid prior to the closing of the Merger. This amount was capitalized as part of the Merger and has been allocated between deferred financing costs, which is included in other long-term assets, and equity on the accompanying balance sheet as of December 31, 2012.

          EVHC was party to a management agreement with a wholly-owned subsidiary of Onex Corporation, EVHC's prior principal equityholder, until May 25, 2011. In exchange for an annual management fee of $1.0 million, the Onex subsidiary provided EVHC with corporate finance and strategic planning consulting services. For the Predecessor periods from January 1, 2011 through May 24, 2011 and the year ended December 31, 2010 EVHC expensed $0.4 million and $1.0 million for this fee, respectively.